PREPAID EXPENSES, OTHER RECEIVABLES, AND OTHER ASSETS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
PREPAID EXPENSES, OTHER RECEIVABLES, AND OTHER ASSETS

NOTE 6. PREPAID EXPENSES, OTHER RECEIVABLES, AND OTHER ASSETS

At March 31, 2026 and 2025, prepaid expenses and other receivables were comprised of the following (in thousands):

	As of
(In thousands)	March 31, 2026	March 31, 2025

Prepaid clinical research costs	$—	$192
Prepaid insurance	595	241
Other prepaid expenses	567	42
Prepaid investor relations	534	—
Tax deposits	68	68
Prepaid GPU infrastructure costs	—	—
Prepaid GPU leases, short-term	—	—

Other receivables	220	12
Total prepaid expenses and other receivables	$1,984	$555

As of March 31, 2026, other assets consists of the long-term portion of the prepaid investor relations contract in the amount of $0.7 million and security deposits of $2.6 million.